UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2009
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               1-22-2010
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          120
                                         -----------

Form 13F Information Table Value Total:  $   169,036
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                        11,451,367    180,878         SOLE          SOLE        SOLE
Vanguard Short-term Bond Index   COMMON STOCK     921937827           9,154,066    114,254         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK     88606108            6,233,638     76,930         SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK     921937835           6,179,260     77,972         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK     594918104           5,149,787    165,588         SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK     921937819           4,815,290     60,071         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK     458140100           4,747,533    225,536         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK     91927806            4,737,791     68,396         SOLE          SOLE        SOLE
IBM                              COMMON STOCK     459200101           4,354,855     32,465         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK     913017109           4,193,109     58,004         SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                         3,839,759     89,714         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK     785688102           3,800,250     86,645         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK     2824100             3,723,138     66,248         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                         3,614,107     56,933         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                         3,576,186     59,983         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                         3,392,596     67,730         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK     30975106            3,329,712     79,563         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                         3,305,337     30,842         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK     191216100           3,303,673     58,555         SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK     171232101           3,139,662     62,568         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                         3,068,418     53,299         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK     478160104           3,016,817     46,164         SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK     437076102           2,728,149     94,465         SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK     263534109           2,582,306     74,119         SOLE          SOLE        SOLE
Russell MidCap Value             COMMON STOCK                         2,216,280     57,372         SOLE          SOLE        SOLE
Franklin Resources Inc.          COMMON STOCK     354613101           2,168,068     19,578         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                         2,008,086     84,551         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK     742718109           1,962,079     31,790         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                         1,825,142     31,681         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK     166741100           1,641,328     20,599         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                         1,622,366     32,742         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                         1,469,904     13,560         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK     32511107            1,431,084     21,385         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                         1,157,378     11,030         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK     428236103000        1,113,764     21,114         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK     58933107            1,087,316     26,768         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK     464287614           1,085,433     21,283         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK     55622104            1,069,910     17,168         SOLE          SOLE        SOLE
EAFE Foreign Value               COMMON STOCK                         1,027,043     19,470         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                         1,008,849     29,742         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                           989,505     18,314         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK     604059105             985,945     11,583         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                           966,686     44,754         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK     717081103             935,820     46,791         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK     293562104             872,256      8,960         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                           867,824     12,870         SOLE          SOLE        SOLE
Ishares Intermediate Corp        COMMON STOCK     464287242             840,495      7,963         SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK     53015103              833,312     19,420         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK     268648102             830,440     45,906         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK     17275R102             809,663     32,582         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK     464287655             798,433     12,312         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                           796,651     14,231         SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                           779,810     13,385         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK     110122108             750,839     29,272         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK     872540109             748,749     14,624         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                           700,501     13,765         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                           682,233     12,585         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK     291011104             679,359     15,188         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                           673,052     25,689         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                           660,593     26,974         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK     92343V104             659,109     21,105         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                           658,918      9,291         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                           656,061      5,875         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                           651,610     31,973         SOLE          SOLE        SOLE
Ishares Short Credit Bond        COMMON STOCK     464288646             621,807      5,960         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                           606,624     10,650         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                           580,205      7,195         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK     949746101             553,411     19,569         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK     98956P102             552,875      8,678         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK     842587107             550,077     16,347         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                           528,329     11,576         SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK     149123101             527,593      8,659         SOLE          SOLE        SOLE
Kraft Foods Inc                  COMMON STOCK                           523,322     17,794         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                           512,076     14,860         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK     997134101             501,133      8,040         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK     423074103             476,126     11,047         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK     264399106             463,618     27,128         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                           445,654     10,035         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK     585055106             427,895      9,296         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK     369604103             422,779     25,561         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                           421,556      5,730         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK     370334104             419,882      5,839         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                           415,863      8,755         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                           411,916      6,700         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK     729251108             406,956     10,532         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                           390,056     22,340         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK     464288661             386,928      3,478         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                           384,325     16,953         SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                           358,930      5,823         SOLE          SOLE        SOLE
Transcanada Corp                 COMMON STOCK     89353D107             358,070     10,476         SOLE          SOLE        SOLE
AllianceBernstein Holding LP     COMMON STOCK     18548107              356,439     12,050         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                           337,506      8,315         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                           334,540      7,130         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                           332,702      3,879         SOLE          SOLE        SOLE
Vanguard Div Apprciation         COMMON STOCK     921908844             319,501      6,631         SOLE          SOLE        SOLE
Vanguard Int'l Ex-US Equity      COMMON STOCK     922042775             317,677      7,003         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                           317,280      8,000         SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                           311,378      1,448         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                           307,068      8,942         SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                           281,289      9,922         SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                           275,318      9,015         SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK     68389X105             274,071     10,820         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                           267,418      3,190         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                           260,112      4,893         SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK     910581107             256,976      7,315         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK     194162103             233,469      2,897         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                           232,612      3,918         SOLE          SOLE        SOLE
EnCana Corp                      COMMON STOCK                           224,338      6,480         SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK     654106103             223,055      3,447         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK     13817101              220,242     14,100         SOLE          SOLE        SOLE
Ingersoll Rand                   COMMON STOCK                           215,568      5,750         SOLE          SOLE        SOLE
Halliburton                      COMMON STOCK     406216101             207,600      6,000         SOLE          SOLE        SOLE
General Dynamics Corp            COMMON STOCK                           206,768      2,925         SOLE          SOLE        SOLE
Vanguard LT Bond Index Fund      COMMON STOCK     921937793             206,162      2,675         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                            87,204     12,900         SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                            23,248    117,000         SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK     732816103                  60     12,800         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                                32     16,000         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                                25     50,000         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                 4     40,000         SOLE          SOLE        SOLE